Subsequent Events (Details Textual) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2018 USD ($)	Dec. 31, 2018	Dec. 31, 2017 TWD ($)	Dec. 31, 2016	Dec. 31, 2015	Mar. 13, 2018 USD ($)
Disclosure of Subsequent event [Line Items]
Applicable tax rate				17.00%	17.00%	17.00%
Amendment to statutory tax rate [Member]
Disclosure of Subsequent event [Line Items]
Increase through change in tax rate, deferred tax assets				$ 998,697
Increase through change in tax rate, deferred tax liability				$ 214,490
Applicable tax rate			20.00%
Subsequent Event [member]
Disclosure of Subsequent event [Line Items]
Proceeds from subsidiary capital return	[1]	$ 7,905
Ceiling of consideration transferred, acquisition-date fair value							$ 28,000

[1]	Others include sales from products for other applications and sales of raw materials, components and from service charges.